Related Party Transactions (Narrative) (Details) (Phillips 66 [Member], Phillips 66 [Member], USD $)		7 Months Ended					12 Months Ended			1 Months Ended			1 Months Ended
	Jul. 24, 2013 Storage and Stevedoring Services [Member] agreement	Feb. 28, 2014 Amended Omnibus Agreement [Member]	Jul. 24, 2013 Maximum [Member] Transportation Services [Member] renewal	Jul. 24, 2013 Maximum [Member] Terminal Services [Member] renewal	Jul. 24, 2013 Minimum [Member] Transportation Services [Member] renewal	Jul. 24, 2013 Minimum [Member] Terminal Services [Member] renewal	Dec. 31, 2013 Minimum [Member] Commercial Excluding Throughput And Deficiency [Member]	Jul. 24, 2013 DCP Sand Hills Pipeline, LLC [Member]	Jul. 24, 2013 DCP Southern Hills Pipeline, LLC [Member]	Mar. 31, 2014 Subsequent Event [Member] Amended Omnibus Agreement [Member]	Jul. 24, 2013 Sweeny to Pasadena Pipelines [Member] mi pipeline	Mar. 01, 2014 Gold Line Products System and Medford Spheres [Member] Gold Line Products System [Member] Subsequent Event [Member] route	Mar. 31, 2014 Gold Line Products System and Medford Spheres [Member] Gold Line Products System [Member] Subsequent Event [Member] Storage Services Agreement [Member]	Mar. 31, 2014 Gold Line Products System and Medford Spheres [Member] Gold Line Products System [Member] Subsequent Event [Member] Maximum [Member] Storage Services Agreement [Member] renewal	Mar. 31, 2014 Gold Line Products System and Medford Spheres [Member] Medford Spheres, Medford, Oklahoma [Member] Subsequent Event [Member] Maximum [Member] Storage Services Agreement [Member] renewal	Mar. 01, 2014 Gold Line Products System and Medford Spheres [Member] Subsequent Event [Member] OriginationServicesAgreement [Member] agreement
Related party agreements and fees
Number of 60-mile Sweeny to Pasadena pipelines											2
Pipeline length in miles											60
Number of routes												4
Number of renewal options			2	3	1	2								2	2
Number of minimum consecutive months Phillips 66 decides to suspend refining operations							12 months
Number of agreements	2															1
Monthly operational services fee													$ 110,000
Percent of equity interest right of first offer to acquire Phillips 66's interest								33.30%	33.30%
Monthly operational and administrative support fee		$ 1,144,000								$ 2,302,300